Series A Preferred Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Maturities of Series A Preferred Stock Redemptions

The following table provides the maturities of Series A preferred stock redemptions at March 31, 2026:

Series A Preferred Stock
2026 (9 months remaining)	$9,242,699
2027	5,206,648
2028	5,347
2029	-
2030 and thereafter	-
Total future undiscounted redemption payments	14,454,694
Less: Interest	(783,600)
Present value of redemption payments	13,671,094
Current portion	(9,242,699)
Long term portion	$4,428,395

The following table provides the maturities of Series A preferred stock redemptions at December 31, 2025:

Series A
Preferred Stock
2026	$9,447,335
2027	5,206,648
2028	5,347
2029	-
2030 and thereafter	-
Total future undiscounted redemption payments	14,659,330
Less: Interest	(1,009,351)
Present value of redemption payments	13,649,979
Current portion	(9,447,335)
Long term portion	$4,202,644